Derivative Financial Instruments	12 Months Ended
Dec. 31, 2012
Derivative Financial Instruments

(10)  Derivative Financial Instruments

We may manage our economic and transaction exposure to certain market-based risks through the use of derivative instruments. Our objective for holding derivative instruments has been to reduce volatility of net earnings and cash flows associated with changes in interest rates and foreign currency exchange rates. We do not hold or issue derivative financial instruments for speculative purposes.

(a)  Interest Rate Risk

We used interest rate swap contracts from time to time in the management of our interest rate exposure related to our former secured credit facility. On June 30, 2011, we entered into a new secured credit facility and, in connection therewith, repaid in full all outstanding indebtedness under and terminated our former secured credit facility and related interest rate swaps.

(b)  Foreign Currency Risk

In connection with our acquisition of Axis-Shield, we acquired a number of foreign currency forward contracts. The specific risk hedged in these contracts was the undiscounted foreign currency spot rate risk on forecasted foreign currency revenue. As of December 31, 2012, all of the acquired foreign currency forward contracts were settled. As of December 31, 2011, the notional value of these contracts was $16.6 million and CHF 5.4 million. We report the effective portion of the gain or loss on a cash flow hedge as a component of other comprehensive income, and it was subsequently reclassified into net earnings in the period in which the hedged transaction affected net earnings or the forecasted transaction was no longer probable of occurring.

The following tables summarize the fair value of our derivative instruments and the effect of the derivative instruments on/in our accompanying consolidated balance sheets and consolidated statements of operations (in thousands):

Derivative Instruments	Balance Sheet Caption	Fair Value at December 31, 2012	Fair Value at December 31, 2011
Foreign currency forward contracts	Accrued expenses and other current liabilities	$—	$447

Derivative Instruments	Location of Gain (Loss) Recognized in Income	Amount of Gain (Loss) Recognized During the Year Ended December 31, 2012	Amount of Loss Recognized During the Year Ended December 31, 2011
Foreign currency forward contracts	Other comprehensive income (loss)	$—	$(1,187)

Total loss	Other comprehensive income (loss)	$—	$(1,187)